                               PORTFOLIO DIRECTOR
                               SEPARATE ACCOUNT A

                 SUPPLEMENT ISSUED JULY 12, 1999 TO PROSPECTUS
                               DATED MAY 1, 1999

     We may, at our option, waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

VA 9084-A
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                              PORTFOLIO DIRECTOR 2
                               SEPARATE ACCOUNT A
     FOR SERIES 2.1-2.12, SERIES 2.1.20-2.12.20, AND SERIES 2.1.40-2.12.40

                 SUPPLEMENT ISSUED JULY 12, 1999 TO PROSPECTUS
                               DATED MAY 1, 1999

EXCHANGE PRIVILEGE

     Contrary to information contained in the "Restrictions on Exchange Privilege" section of this Prospectus, exchanges from Portfolio Director 2 to Portfolio Director will be permitted.

EXCEPTIONS TO SURRENDER CHARGE

     We may, at our option, waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

VA 9875-A
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                            PORTFOLIO DIRECTOR PLUS
                               SEPARATE ACCOUNT A
           FOR SERIES 1-12, SERIES 1.20-12.20, AND SERIES 1.40-12.40

                       SUPPLEMENT ISSUED JULY 12, 1999 TO
                          PROSPECTUS DATED MAY 1, 1999

MAXIMUM NUMBER OF OPTIONS

     Generally, your employer's plan may select up to 30 of the 53 Variable Account Options Portfolio Director Plus offers. However, you may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time.

EXCEPTIONS TO SURRENDER CHARGE

     We may, at our option, waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

VA 10855-A